UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		KeyBanc Capital Markets,Inc.
Address: 	800 Superior Avenue
            	Cleveland, OH  44114

13F File Number:  28-04569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Linda M. Kucinski
Title:  Senior Vice President
Phone:  216-813-7167
Signature, Place, and Date of Signing:

/s/	Linda M. Kucinski		Brooklyn, Ohio	  	August 11, 2010

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

28-06343 KeyBank National Association

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

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